DELAWARE GROUP® GOVERNMENT FUND

Delaware Emerging Markets Debt Fund (the “Fund”)

Supplement to the Fund’s Statement of Additional Information
dated November 28, 2018

Effective the date of this supplement, the following replaces the information in the section entitled “Portfolio Managers — Delaware Management Company — Other Accounts Managed”:

Other Accounts Managed

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of July 31, 2018 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information is current as of July 31, 2018.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance Based-Fees	Total Assets in Accounts with Performance- Based Fees
Adam H. Brown
Registered Investment Companies	14	$17.2 billion	0	$0
Other Pooled Investment Vehicles	3	$351.6 million	0	$0
Other Accounts	3	$845.2 million	0	$0
Craig C. Dembek
Registered Investment Companies	9	$3.0 billion	0	$0
Other Pooled Investment Vehicles	2	$117.0 million	2	$117.0 million
Other Accounts	0	$0	0	$0
Alex Kozhemiakin*
Registered Investment Companies	1	$72.3 million	0	$0
Other Pooled Investment Vehicles	2	$104.0 million	0	$0
Other Accounts	0	$0	0	$0
J. David Hillmeyer
Registered Investment Companies	10	$18.3 billion	0	$0
Other Pooled Investment Vehicles	4	$550.0 million	0	$0
Other Accounts	11	$4.4 billion	1	$1.6 billion
Daniela Mardarovici**
Registered Investment Companies	6	$14.6 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Paul A. Matlack
Registered Investment Companies	10	$3.1 billion	0	$0
Other Pooled Investment Vehicles	2	$366.4 million	0	$0
Other Accounts	1	$106.3 million	0	$0
John P. McCarthy
Registered Investment Companies	15	$19.0 billion	0	$0
Other Pooled Investment Vehicles	2	$332.2 million	0	$0
Other Accounts	3	$845.2 million	0	$0
Mansur Z. Rasul
Registered Investment Companies	1	$21.8 million	0	$0
Other Pooled Investment Vehicles	1	$20.0 million	0	$0
Other Accounts	1	$50.4 million	1	$50.4 million
Sean M. Simmons
Registered Investment Companies	1	$21.8 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

*Alex Kozhemiakin became portfolio manager of Delaware Emerging Markets Debt Fund in Sept. 2019. Information provided is as of Sept. 30, 2019.
**Daniela Mardarovici became a portfolio manager of the Delaware Strategic Income Fund in March 2019. Information for Ms. Mardarovici above is as of March 18, 2019.

Please keep this supplement for future reference.

This Supplement is dated October 23, 2019.